Nature of operations (Details) - operating_mine	9 Months Ended	12 Months Ended
	Oct. 13, 2019	Dec. 31, 2020
Entity Information [Line Items]
Number of operating mines		3
Nicaragua
Entity Information [Line Items]
Number of operating mines	2
Burkina Faso | Mining property
Entity Information [Line Items]
Percentage of ownership interest in subsidiary		81.00%
COLOMBIA | Mining property
Entity Information [Line Items]
Proportion of ownership interest in joint operation (in percentage)		50.00%